Stock and Incentive Programs PSU and PSU Narrative Details (Details) (USD $)	0 Months Ended			12 Months Ended
	Jan. 03, 2012	Aug. 02, 2011	Jan. 02, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Number of Days After Full Vesting for Dividends to be Paid				45 days
Nonvested at end of period (in shares)				735,357	415,906
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 21.24		$ 20.88
Nonvested, Weighted Average Remaining Contractual Term (Years)				1 year 4 months 24 days	1 year 8 months 12 days
Granted, Shares		709	119,315	408,146	310,651
Granted, Weighted-Average Grant Date Fair Value Per Share	$ 14.34	$ 32.32	$ 41.26	$ 20.39
Vested, Shares				(3,608)
Vested, Weighted-Average Grant Date Fair Value Per Share				$ 19.92
Forfeited, Shares				(85,087)
Forfeited, Weighted-Average Grant Date Fair Value Per Share				$ 20.30
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at end of period (in shares)				351,848	0
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 0.00		$ 20.39
Nonvested, Weighted Average Remaining Contractual Term (Years)				2 years
Granted, Shares				389,930	0
Granted, Weighted-Average Grant Date Fair Value Per Share				$ 20.39
Vested, Shares				0
Vested, Weighted-Average Grant Date Fair Value Per Share				$ 0.00
Forfeited, Shares				(38,082)
Forfeited, Weighted-Average Grant Date Fair Value Per Share				$ 20.39
Estimated future compensation expense				$ 4,800,000
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at end of period (in shares)				16,208	0
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 0.00		$ 20.50
Nonvested, Weighted Average Remaining Contractual Term (Years)				2 years
Granted, Shares				16,208
Granted, Weighted-Average Grant Date Fair Value Per Share				$ 20.50
Vested, Shares				0
Vested, Weighted-Average Grant Date Fair Value Per Share				$ 0.00
Forfeited, Shares				0
Forfeited, Weighted-Average Grant Date Fair Value Per Share				$ 0.00
Performance Shares and Performance Share Units [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense				$ 2,300,000	$ 0
Performance Shares and Performance Share Units [Domain] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Target Percentage Of Actual Results				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Potential Payout In Period				0
Performance Shares and Performance Share Units [Domain] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Target Percentage Of Actual Results				200.00%
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Potential Payout In Period				736,112